Related Party Transactions - Schedule of Provision of Exploration, Oil and Gas Development, Oil and Gas Production as well as Marketing, Management and Ancillary Services by the CNOOC Group to the Group (Detail) - CNY (¥)
¥ in Millions
	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Provision of exploration, oil and gas development, oil and gas production as well as marketing, management and ancillary services by the CNOOC Group to the Group
Provision of exploration and support services	¥ 6,238	¥ 2,260
Provision of marketing, management and ancillary services (note b)	3,276	3,135
CNOOC Group [member]
Provision of exploration, oil and gas development, oil and gas production as well as marketing, management and ancillary services by the CNOOC Group to the Group
Provision of exploration and support services	4,748	2,390
Inclusive of amount capitalised under property, plant and equipment	2,135	1,278
Provision of oil and gas development and support services	13,191	7,189
Provision of oil and gas production and support services (note a)	4,085	4,019
Provision of marketing, management and ancillary services (note b)	496	464
FPSO vessel leases (note c)	616	591
Total	¥ 23,136	¥ 14,653